Loans (Tables)	12 Months Ended
Dec. 31, 2012
Composition of Net Loans

The composition of net loans at December 31, 2012 and 2011 is as follows:

	2012	2011
	(In Thousands)
Real Estate:
Land Development and Construction	$12,755	$13,480
Farmland	31,663	35,912
1-4 Family Mortgages	115,837	133,987
Commercial Real Estate	132,495	129,387

Total Real Estate Loans	292,750	312,766

Business Loans:
Commercial and Industrial Loans	45,564	36,581
Farm Production and other Farm Loans	1,433	1,579

Total Business Loans	46,997	38,160

Consumer Loans:
Credit Cards	1,050	995
Other Consumer Loans	28,341	37,545

Total Consumer Loans	29,391	38,540

Total Gross Loans	369,138	389,466

Unearned income	(248)	(204)
Allowance for loan losses	(6,954)	(6,681)

Loans, net	$361,936	$382,581

Activity in Related Party Loans

Activity in related party loans during 2012 is presented in the following table.

Balance outstanding at December 31, 2011	$1,127,383

Principal additions	1,423,635

Principal reductions	697,796

Balance outstanding at December 31, 2012	$1,853,222

Year-End Non-Accrual Loans, Segregated by Class of Loans

Year-end non-accrual loans, segregated by class of loans, were as follows:

	2012	2011
	(in thousands)
Real Estate:
Land Development and Construction	$142	$1,134
Farmland	1,087	641
1-4 Family Mortgages	2,356	1,966
Commercial Real Estate	10,175	6,818

Total Real Estate Loans	13,760	10,559

Business Loans:
Commercial and Industrial Loans	167	284
Farm Production and other Farm Loans	3	21

Total Business Loans	170	305

Consumer Loans:
Credit Cards	—	—
Other Consumer Loans	212	435

Total Consumer Loans	212	435

Total Non-Accrual Loans	$14,142	$11,299

Age Analysis of Past Due Loans, Segregated by Class of Loans

An age analysis of past due loans, segregated by class of loans, as of December 31, 2012 was as follows (in thousands):

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$2,588	$—	$2,588	$10,167	$12,755	$—
Farmland	786	589	1,375	30,288	31,663	—
1-4 Family Mortgages	8,139	623	8,762	107,075	115,837	32
Commercial Real Estate	3,033	5,013	8,046	124,449	132,495	544

Total Real Estate Loans	14,546	6,225	20,771	271,979	292,750	576

Business Loans:
Commercial and Industrial Loans	3,070	9	3,079	42,485	45,564	—
Farm Production and other Farm Loans	2	—	2	1,431	1,433	—

Total Business Loans	3,072	9	3,081	43,916	46,997	—

Consumer Loans:
Credit Cards	40	30	70	980	1,050	30
Other Consumer Loans	1,711	57	1,768	26,573	28,341	3

Total Consumer Loans	1,751	87	1,838	27,553	29,391	33

Total Loans	$19,369	$6,321	$25,690	$343,448	$369,138	$609

An age analysis of past due loans, segregated by class of loans, as of December 31, 2011 was as follows (in thousands):

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$30	$562	$592	$12,888	$13,480	$39
Farmland	1,061	139	1,200	34,712	35,912	—
1-4 Family Mortgages	5,774	822	6,596	127,391	133,987	80
Commercial Real Estate	4,941	4,855	9,796	119,591	129,387	109

Total Real Estate Loans	11,806	6,378	18,184	294,582	312,766	228

Business Loans:
Commercial and Industrial Loans	294	99	393	36,188	36,581	—
Farm Production and other Farm Loans	13	6	19	1,560	1,579	—

Total Business Loans	307	105	412	37,748	38,160	—

Consumer Loans:
Credit Cards	20	17	37	958	995	17
Other Consumer Loans	1,858	252	2,110	35,435	37,545	24

Total Consumer Loans	1,878	269	2,147	36,393	38,540	41

Total Loans	$13,991	$6,752	$20,743	$368,723	$389,466	$269

Impaired Loans, by Class of Loans

Impaired loans as of December 31, by class of loans, are as follows (in thousands):

2012	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$142	$18	$124	$142	$117	$638
Farmland	1,087	947	140	1,087	24	864
1-4 Family Mortgages	2,356	1,740	616	2,356	186	2,211
Commercial Real Estate	10,175	5,954	4,221	10,175	711	8,496

Total Real Estate Loans	13,760	8,659	5,101	13,760	1,038	12,209

Business Loans:
Commercial and Industrial Loans	167	76	91	167	55	226
Farm Production and other Farm Loans	3	3	—	3	—	12

Total Business Loans	170	79	91	170	55	238

Consumer Loans:
Other Consumer Loans	212	212	—	212	—	323

Total Consumer Loans	212	212	—	212	—	323

Total Loans	$14,142	$8,950	$5,192	$14,142	$1,093	$12,770

2011	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$1,134	$992	$142	$1,134	$134	$883
Farmland	641	492	149	641	24	588
1-4 Family Mortgages	2,066	1,297	769	2,066	216	1,933
Commercial Real Estate	6,818	5,042	1,776	6,818	736	6,896

Total Real Estate Loans	10,659	7,823	2,836	10,659	1,110	10,300

Business Loans:
Commercial and Industrial Loans	284	163	121	284	57	860
Farm Production and other Farm Loans	21	21	—	21	—	19

Total Business Loans	305	184	121	305	57	879

Consumer Loans:
Other Consumer Loans	435	430	5	435	—	321

Total Consumer Loans	435	430	5	435	—	321

Total Loans	$11,399	$8,437	$2,962	$11,399	$1,167	$11,500

Restructured Loans Segregated by Class

The following table presents restructured loans segregated by class (in thousands, except number of loans):

December 31, 2012	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	4	$6,850	$5,602

Total	4	$6,850	$5,602

December 31, 2011	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	1	$1,699	$1,459

Total	1	$1,699	$1,459

Changes in Restructured Loans

Changes in the Company’s restructured loans are set forth in the table below:

	Number of Loans	Recorded Investment
Totals at January 1, 2012	1	$1,459
Additional loans with concessions	3	4,878
Reductions due to:
Writedown		(634)
Principal paydowns		(101)

Total at December 31, 2012	4	$5,602

Detailed Amount of Gross Loans by Loan Grade and Class

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2012 (in thousands):

Grades	Satisfactory 1, 2, 3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$10,596	$1,890	$269	$—	$—	$12,755
Farmland	27,069	2,701	1,893	—	—	31,663
1-4 Family Mortgages	97,630	6,177	12,030	—	—	115,837
Commercial Real Estate	108,914	6,728	16,853	—	—	132,495

Total Real Estate Loans	244,209	17,496	31,045	—	—	292,750

Business Loans:
Commercial and Industrial Loans	41,449	3,486	601	28	—	45,564
Farm Production and other Farm Loans	1,358	26	49	—	—	1,433

Total Business Loans	42,807	3,512	650	28	—	46,997

Consumer Loans:
Credit Cards	1,020	—	30	—	—	1,050
Other Consumer Loans	26,995	287	1,029	28	2	28,341

Total Consumer Loans	28,015	287	1,059	28	2	29,391

Total Loans	$315,031	$21,295	$32,754	$56	$2	$369,138

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2011:

Grades	Satisfactory 1, 2, 3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$9,647	$2,290	$1,481	$—	$62	$13,480
Farmland	31,405	3,043	1,464	—	—	35,912
1-4 Family Mortgages	115,365	5,784	12,811	27	—	133,987
Commercial Real Estate	108,347	7,188	13,852	—	—	129,387

Total Real Estate Loans	264,764	18,305	29,608	27	62	312,766

Business Loans:
Commercial and Industrial Loans	27,970	7,712	863	36	—	36,581
Farm Production and other Farm Loans	1,481	8	90	—	—	1,579

Total Business Loans	29,451	7,720	953	36	—	38,160

Consumer Loans:
Credit Cards	978	—	17	—	—	995
Other Consumer Loans	35,859	325	1,304	53	4	37,545

Total Consumer Loans	36,837	325	1,321	53	4	38,540

Total Loans	$331,052	$26,350	$31,882	$116	$66	$389,466

Net (Chargeoffs) Recoveries, Segregated by Class of Loans

Net (chargeoffs) recoveries, segregated by class of loans, were as follows:

	2012	2011	2010
Real Estate:
Land Development and Construction	$(87,917)	$(60,964)	$(175,771)
Farmland	2,386	(423,078)	(140,866)
1-4 Family Mortgages	(220,591)	(911,026)	(623,445)
Commercial Real Estate	(854,847)	(79,236)	(99,899)

Total Real Estate Loans	(1,160,969)	(1,474,304)	(1,039,981)

Business Loans:
Commercial and Industrial Loans	936	(994,522)	(244,382)
Farm Production and other Farm Loans	(3,436)	(4,671)	(10,487)

Total Business Loans	(2,500)	(999,193)	(254,869)

Consumer Loans:
Credit Cards	(9,441)	(43,763)	(39,881)
Other Consumer Loans	(100,030)	(175,824)	(267,916)

Total Consumer Loans	(109,471)	(219,587)	(307,797)

Total Net Chargeoffs	$(1,272,940)	$(2,693,084)	$(1,602,647)

Detailed Activity in Allowance for Loan Losses by Portfolio Segment

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2012, 2011 and 2010:

2012	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

Provision for loan losses	1,614,053	(115,269)	47,013	1,545,797

Chargeoffs	1,218,879	55,390	229,926	1,504,195

Recoveries	57,910	52,890	120,455	231,255

Net Chargeoffs	1,160,969	2,500	109,471	1,272,940

Ending Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

Period end allowance allocated to:
Loans individually evaluated for impairment	1,038,521	54,706	—	1,093,227

Loans collectively evaluated for impairment	3,591,038	1,499,992	770,012	5,861,042

Ending Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

2011	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,306,691	$1,104,706	$967,673	$6,379,070

Provision for loan losses	1,344,088	1,566,954	84,384	2,995,426

Chargeoffs	1,500,400	1,011,458	306,123	2,817,981

Recoveries	26,096	12,265	86,536	124,897

Net Chargeoffs	1,474,304	999,193	219,587	2,693,084

Ending Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

Period end allowance allocated to:
Loans individually evaluated for impairment	1,109,209	57,325	—	1,166,594

Loans collectively evaluated for impairment	3,067,266	1,615,142	832,470	5,514,818

Ending Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

2010	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$3,356,197	$1,162,613	$1,007,117	$5,525,927

Provision for loan losses	1,990,475	196,962	268,353	2,455,790

Chargeoffs	1,062,599	352,745	399,117	1,814,461

Recoveries	22,618	97,876	91,320	211,814

Net Chargeoffs	1,039,981	254,869	307,797	1,602,647

Ending Balance	$4,306,691	$1,104,706	$967,673	$6,379,070

Period end allowance allocated to:
Loans individually evaluated for impairment	1,263,306	194,301	20,799	1,478,406

Loans collectively evaluated for impairment	3,043,385	910,405	946,874	4,900,664

Ending Balance	$4,306,691	$1,104,706	$967,673	$6,379,070

Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment

The Company’s recorded investment in loans as of December 31, 2012 and 2011 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows (in thousands):

2012	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$13,760	$170	$212	$14,142

Loans collectively evaluated for impairment	278,990	46,827	29,179	354,996

	$292,750	$46,997	$29,391	$369,138

2011	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$10,659	$305	$435	$11,399

Loans collectively evaluated for impairment	302,107	37,855	38,105	378,067

	$312,766	$38,160	$38,540	$389,466